Not FDIC or NCUA Insured
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BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Multi-Manager Value Strategies Fund

Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Multi-Manager Value Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks 67 .0%
Communication Services 4.0%
Diversified Telecommunication Services
1.4%
AT&T, Inc. 770,364 19,944,724
Comcast Corp., Class A 813,053 21,643,471
Globalstar, Inc.
(a)
27,644 2,254,368
Liberty Capital Corp., Class C
(a)
222 5,779
Verizon Communications, Inc. 704,099 35,219,032
Total 79,067,374
Entertainment 0.6%
Netflix, Inc.
(a)
160,342 12,995,719
Walt Disney Co. 193,852 20,848,783
Total 33,844,502
Interactive Media & Services 1.6%
Alphabet, Inc., Class A 113,473 38,507,063
Meta Platforms, Inc., Class A 99,707 57,066,304
Total 95,573,367
Media 0.0%
Paramount Skydance Corp., Class B 33,136 361,514
Wireless Telecommunication Services
0.4%
T-Mobile U.S., Inc. 138,115 24,921,470
Total Communication Services 233,768,227
Consumer Discretionary 6.6%
Automobile Components 0.3%
Aptiv PLC
(a)
33,637 1,505,592
Autoliv, Inc. 37,671 4,566,102
BorgWarner, Inc. 100,741 6,463,543
Lear Corp. 27,011 3,376,105
Phinia, Inc. 154 10,540
Versigent PLC
(a)
3,321 157,415
Total 16,079,297
Automobiles 0.4%
General Motors Co. 274,540 23,698,293
Broadline Retail 1.4%
Amazon.com, Inc.
(a)
260,427 67,651,122
Coupang, Inc., Class A
(a)
1,459 23,432
Dillard's, Inc., Class A 1,505 942,085
Issuer . Shares
.
Value ($)
Common Stocks (continued)
eBay, Inc. 130,695 13,534,774
Total 82,151,413
Diversified Consumer Services 0.0%
Grand Canyon Education, Inc.
(a)
11,421 1,691,793
Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp. 28,755 2,231,100
Brinker International, Inc.
(a)
6,985 1,596,073
Carnival Corp. Ltd. 454,208 10,851,029
Chipotle Mexican Grill, Inc.
(a)
308,094 11,716,815
DoorDash, Inc., Class A
(a)
16,764 3,884,889
Las Vegas Sands Corp. 97,274 4,261,574
McDonald's Corp. 83,580 22,026,673
Norwegian Cruise Line Holdings Ltd.
(a)
272,063 4,391,097
Royal Caribbean Cruises Ltd. 67,968 18,265,720
Super Group SGHC Ltd. 89,369 1,210,056
Texas Roadhouse, Inc. 33,153 6,484,727
Viking Holdings Ltd.
(a)
31,000 2,670,340
Total 89,590,093
Household Durables 0.2%
Installed Building Products, Inc. 1,292 313,736
Mohawk Industries, Inc.
(a)
3,259 417,967
NVR, Inc.
(a)
1,150 7,262,514
Total 7,994,217
Specialty Retail 2.5%
AutoNation, Inc.
(a)
17,300 3,481,625
Best Buy Co., Inc. 50,259 4,028,259
Burlington Stores, Inc.
(a)
22,883 5,944,088
CarMax, Inc.
(a)
1,053 64,580
Chewy, Inc., Class A
(a)
1,196 28,465
Five Below, Inc.
(a)
25,213 6,223,577
Gap, Inc. 112,927 2,519,401
Home Depot, Inc. 72,955 23,916,838
Lithia Motors, Inc. 7,709 2,831,670
Murphy USA, Inc. 8,767 4,518,424
Ross Stores, Inc. 78,188 17,869,086
TJX Cos., Inc. 331,583 44,402,280
Tractor Supply Co. 190,485 6,647,926
Ulta Beauty, Inc.
(a)
20,273 10,888,628

Portfolio of Investments
(continued)
Multi-Manager Value Strategies Fund, August 31, 2026 (Unaudited)
Multi-Manager Value Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Urban Outfitters, Inc.
(a)
28,029 2,261,660
Williams-Sonoma, Inc. 35,828 8,177,741
Total 143,804,248
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.
(a)
708 9,381
Deckers Outdoor Corp.
(a)
77,014 6,706,379
Levi Strauss & Co., Class A 54,467 1,130,735
Lululemon Athletica, Inc.
(a)
36,074 4,338,259
Ralph Lauren Corp. 15,130 5,248,597
VF Corp. 66,397 892,376
Total 18,325,727
Total Consumer Discretionary 383,335,081
Consumer Staples 4.6%
Beverages 0.7%
Brown-Forman Corp., Class A 403 10,978
Brown-Forman Corp., Class B 2,968 78,860
Coca-Cola Co. 278,842 24,724,920
Constellation Brands, Inc., Class A 31,285 4,086,447
Molson Coors Beverage Co., Class B 28,148 1,119,164
PepsiCo, Inc. 80,414 11,285,301
Total 41,305,670
Consumer Staples Distribution & Retail
2.3%
Albertsons Cos., Inc., Class A 16,463 203,318
BJ's Wholesale Club Holdings, Inc.
(a)
61,606 5,584,584
Costco Wholesale Corp. 52,427 49,485,321
Dollar General Corp. 79,454 10,070,794
Dollar Tree, Inc.
(a)
66,145 8,373,296
Kroger Co. 188,419 10,841,629
Maplebear, Inc.
(a)
22,449 1,134,123
Sprouts Farmers Market, Inc.
(a)
40,443 3,317,944
Target Corp. 124,419 20,016,529
Walmart, Inc. 254,270 26,665,295
Total 135,692,833
Food Products 0.1%
Hershey Co. 4,089 720,523
Ingredion, Inc. 17,550 1,815,723
Lamb Weston Holdings, Inc. 63,165 3,444,387
Pilgrim's Pride Corp.
(a)
25,437 798,213
Total 6,778,846
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Household Products 0.6%
Procter & Gamble Co. 233,623 33,903,370
Personal Care Products 0.1%
Estee Lauder Cos., Inc., Class A 75,816 7,755,977
Tobacco 0.8%
Altria Group, Inc. 321,295 22,002,281
Philip Morris International, Inc. 117,282 21,966,919
Total 43,969,200
Total Consumer Staples 269,405,896
Energy 7.5%
Energy Equipment & Services 0.6%
Baker Hughes Co. 29,696 1,887,181
Halliburton Co. 169,077 6,230,487
Kodiak Gas Services, Inc. 29,634 1,741,590
Noble Corp. PLC 59,793 2,740,313
NOV, Inc. 141,986 3,022,882
TechnipFMC PLC 169,535 13,249,160
Weatherford International PLC 37,348 3,651,514
Total 32,523,127
Oil, Gas & Consumable Fuels 6.9%
Antero Midstream Corp. 161,319 3,616,772
Antero Resources Corp.
(a)
107,066 4,119,900
APA Corp. 165,297 7,132,566
Cheniere Energy, Inc. 50,025 14,591,792
Chevron Corp. 237,578 48,974,329
Chord Energy Corp. 29,981 4,410,505
ConocoPhillips 401,654 53,215,139
Devon Energy Corp. 366,883 17,797,494
Diamondback Energy, Inc. 49,162 9,855,998
EOG Resources, Inc. 192,191 27,860,007
EQT Corp. 68,496 3,711,113
Expand Energy Corp. 83,750 8,220,900
ExxonMobil Holdings Corp. 478,639 77,036,947
Hess Midstream LP, Class A 60,707 2,441,029
HF Sinclair Corp. 25,453 2,586,279
Marathon Petroleum Corp. 55,360 20,666,995
Matador Resources Co. 57,528 3,337,199
Occidental Petroleum Corp. 126,147 7,591,526
Ovintiv, Inc. 111,632 7,328,641
Permian Resources Corp., Class A 377,298 8,787,270

Portfolio of Investments
(continued)
Multi-Manager Value Strategies Fund, August 31, 2026 (Unaudited)
Multi-Manager Value Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Phillips 66 12,803 3,156,964
Range Resources Corp. 82,065 3,390,926
SM Energy Co. 135,672 5,044,285
Targa Resources Corp. 69,784 20,492,072
Valero Energy Corp. 61,982 22,246,579
Williams Cos., Inc. 212,175 15,923,734
Total 403,536,961
Total Energy 436,060,088
Financials 14.7%
Banks 4.5%
Bank of America Corp. 670,052 41,503,021
Bank OZK 4,431 217,473
East West Bancorp, Inc. 49,730 6,308,748
First Citizens BancShares, Inc., Class A 2,271 4,915,352
JPMorgan Chase & Co. 395,968 140,972,527
PNC Financial Services Group, Inc. 98,119 23,512,256
Wells Fargo & Co. 495,651 42,819,290
Zions Bancorp NA 45,920 3,062,405
Total 263,311,072
Capital Markets 4.4%
Bank of New York Mellon Corp. 266,922 43,049,180
Blackrock, Inc. 19,011 21,969,302
Charles Schwab Corp. 202,355 22,222,626
CME Group, Inc. 95,149 27,165,040
Evercore, Inc., Class A 20,174 5,778,439
FactSet Research Systems, Inc. 1,018 319,194
Galaxy Digital, Inc., Class A
(a)
104,259 2,564,771
Goldman Sachs Group, Inc. 23,926 24,545,683
LPL Financial Holdings, Inc. 26,519 9,815,610
Moelis & Co., Class A ADR 1,972 134,234
Morgan Stanley 340,594 72,655,512
Northern Trust Corp. 61,195 11,355,344
Raymond James Financial, Inc. 9,346 1,665,177
StoneX Group, Inc.
(a)
26,219 1,795,477
T. Rowe Price Group, Inc. 77,768 8,654,023
Virtu Financial, Inc., Class A 49,511 3,249,902
Total 256,939,514
Consumer Finance 1.0%
Ally Financial, Inc. 129,416 5,462,649
American Express Co. 101,977 33,669,746
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Capital One Financial Corp. 23,103 4,955,825
OneMain Holdings, Inc. 61,631 3,849,472
SLM Corp. 86,569 2,248,197
Synchrony Financial 122,523 9,444,073
Total 59,629,962
Financial Services 0.7%
Corebridge Financial, Inc. 103,340 3,362,684
Jack Henry & Associates, Inc. 18,806 3,157,715
Jackson Financial, Inc., Class A 37,914 5,058,865
MGIC Investment Corp. 100,923 3,093,290
PayPal Holdings, Inc. 87,152 4,589,860
Visa, Inc., Class A 60,034 22,775,099
Total 42,037,513
Insurance 4.1%
Allstate Corp. 82,554 21,282,421
American Financial Group, Inc. 29,428 4,194,961
American International Group, Inc. 161,209 12,309,919
Arch Capital Group Ltd.
(a)
114,740 11,252,552
Assurant, Inc. 18,457 5,202,290
Axis Capital Holdings Ltd. 38,980 3,850,444
Chubb Ltd. 134,085 45,401,181
Erie Indemnity Co., Class A 774 197,803
F&G Annuities & Life, Inc. 2,595 61,761
First American Financial Corp. 4,393 324,731
Globe Life, Inc. 40,958 7,072,218
Hanover Insurance Group, Inc. 1,898 429,157
Hartford Insurance Group, Inc. 95,181 13,075,966
Kinsale Capital Group, Inc. 179 66,928
Lincoln National Corp. 50,718 2,160,080
Markel Group, Inc.
(a)
46 82,934
Marsh & McLennan Cos., Inc. 93,599 17,765,090
MetLife, Inc. 82,027 7,806,510
Oscar Health, Inc., Class A
(a)
149,361 4,474,856
Primerica, Inc. 13,885 3,994,020
Principal Financial Group, Inc. 83,423 9,189,878
Progressive Corp. 116,196 25,340,024
Prudential Financial, Inc. 84,634 9,952,958
RenaissanceRe Holdings Ltd. 23,846 7,812,903

Portfolio of Investments
(continued)
Multi-Manager Value Strategies Fund, August 31, 2026 (Unaudited)
Multi-Manager Value Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Travelers Cos., Inc. 64,210 23,496,365
Total 236,797,950
Total Financials 858,716,011
Health Care 6.3%
Biotechnology 1.3%
AbbVie, Inc 144,849 37,142,181
Exelixis, Inc.
(a)
112,671 6,156,343
Gilead Sciences, Inc. 195,500 28,609,470
Incyte Corp.
(a)
14,891 1,834,869
Total 73,742,863
Health Care Equipment & Supplies 0.9%
Abbott Laboratories 158,491 17,491,067
Dexcom, Inc.
(a)
96,827 8,817,067
Lantheus Holdings, Inc.
(a)
4,949 499,651
Medtronic PLC 180,855 16,394,506
Stryker Corp. 27,207 8,809,626
Total 52,011,917
Health Care Providers & Services 0.7%
Centene Corp.
(a)
205,668 13,232,679
Encompass Health Corp. 14,819 1,781,392
Hinge Health, Inc., Class A
(a)
3,466 320,813
UnitedHealth Group, Inc. 59,577 23,199,880
Universal Health Services, Inc., Class B 22,792 3,882,161
Total 42,416,925
Pharmaceuticals 3.4%
AstraZeneca PLC 58,588 9,498,873
Bristol-Myers Squibb Co. 220,951 14,761,736
Eli Lilly & Co. 49,847 57,659,520
Jazz Pharmaceuticals PLC
(a)
24,542 6,152,189
Johnson & Johnson 264,884 70,419,411
Merck & Co., Inc. 217,508 32,138,982
Viatris, Inc. 318,006 5,250,279
Total 195,880,990
Total Health Care 364,052,695
Industrials 8.4%
Aerospace & Defense 0.8%
ATI, Inc.
(a)
44,424 9,071,381
General Dynamics Corp. 48,087 17,857,108
Northrop Grumman Corp. 20,026 10,808,032
RTX Corp. 48,491 10,073,035
Total 47,809,556
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc. 46,708 8,858,172
FedEx Corp. 50,949 16,680,703
United Parcel Service, Inc., Class B 188,385 19,635,368
Total 45,174,243
Building Products 0.6%
A.O. Smith Corp. 27,250 1,611,292
Advanced Drainage Systems, Inc. 27,880 3,784,152
Armstrong World Industries, Inc. 22,013 3,799,004
Lennox International, Inc. 1,787 683,778
Owens Corning 36,172 4,997,162
Simpson Manufacturing Co., Inc. 2,500 456,525
Trane Technologies PLC 38,340 17,038,296
Total 32,370,209
Commercial Services & Supplies 0.3%
Waste Management, Inc. 92,496 20,249,224
Construction & Engineering 0.2%
Argan, Inc. 2,932 1,246,071
Comfort Systems USA, Inc. 2,214 3,422,003
EMCOR Group, Inc. 2,520 1,851,041
Fluor Corp.
(a)
6,358 346,574
IES Holdings, Inc.
(a)
6,430 1,948,290
Valmont Industries, Inc. 6,455 3,031,655
Total 11,845,634
Electrical Equipment 0.3%
Acuity, Inc. 34 11,281
Emerson Electric Co. 111,823 17,046,298
EnerSys 15,375 2,826,848
Nextpower, Inc., Class A
(a)
2,229 182,845
Total 20,067,272
Ground Transportation 2.1%
CSX Corp. 765,881 38,684,649
Fedex Freight Holding Co., Inc.
(a)
3,056 408,709
JB Hunt Transport Services, Inc. 31,003 8,230,366
Landstar System, Inc. 1,777 320,980
Old Dominion Freight Line, Inc. 29,853 5,969,406
Ryder System, Inc. 20,497 5,010,697
U-Haul Holding Co.
(a)
1,160 78,126
U-Haul Holding Co. 34,504 2,058,854

Portfolio of Investments
(continued)
Multi-Manager Value Strategies Fund, August 31, 2026 (Unaudited)
Multi-Manager Value Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Union Pacific Corp. 197,940 59,514,620
Total 120,276,407
Industrial Conglomerates 0.1%
Honeywell International, Inc. 38,451 8,210,442
Machinery 1.8%
Caterpillar, Inc. 2,176 1,735,295
Cummins, Inc. 29,053 16,397,513
Deere & Co. 43,999 28,815,385
Illinois Tool Works, Inc. 57,515 15,837,905
Mueller Industries, Inc. 9,955 621,292
Oshkosh Corp. 2,922 450,309
Parker-Hannifin Corp. 34,240 33,536,026
Toro Co. 49,079 4,800,417
Total 102,194,142
Passenger Airlines 0.6%
Alaska Air Group, Inc.
(a)
52,940 2,188,010
Delta Air Lines, Inc. 228,888 17,853,264
Southwest Airlines Co. 78,949 3,041,905
United Airlines Holdings, Inc.
(a)
129,583 13,993,668
Total 37,076,847
Professional Services 0.3%
Automatic Data Processing, Inc. 49,751 14,236,746
Paycom Software, Inc. 4,967 1,187,610
Total 15,424,356
Trading Companies & Distributors 0.5%
Fastenal Co. 241,237 11,895,397
GATX Corp. 14,071 2,461,440
WW Grainger, Inc. 12,809 16,773,257
Total 31,130,094
Total Industrials 491,828,426
Information Technology 10.4%
Communications Equipment 1.2%
Cisco Systems, Inc. 405,741 44,830,323
Motorola Solutions, Inc. 44,447 21,570,129
Ubiquiti, Inc. 74 43,662
Viasat, Inc.
(a)
36,281 2,440,623
Total 68,884,737
Electronic Equipment, Instruments &
Components 0.3%
Avnet, Inc. 214 19,166
Flex Ltd.
(a)
133,736 14,610,658
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Ingram Micro Holding Corp. 3,827 107,806
Total 14,737,630
IT Services 0.6%
Accenture PLC, Class A 34,965 6,634,959
CoreWeave, Inc., Class A
(a)
99,570 8,452,497
International Business Machines Corp. 89,791 20,999,421
Total 36,086,877
Semiconductors & Semiconductor
Equipment 3.2%
Amkor Technology, Inc. 24,054 1,137,754
Analog Devices, Inc. 99,922 36,185,753
Broadcom, Inc. 65,269 24,171,722
First Solar, Inc.
(a)
5,646 1,139,927
KLA Corp. 77,938 13,674,222
Lam Research Corp. 55,353 16,688,376
Micron Technology, Inc. 63,835 61,200,530
ON Semiconductor Corp.
(a)
68,298 5,060,199
QUALCOMM, Inc. 107,693 18,359,503
Texas Instruments, Inc. 44,129 11,513,697
Total 189,131,683
Software 2.6%
Circle Internet Group, Inc.
(a)
23,804 2,274,472
Clear Secure, Inc., Class A 14,863 656,202
Docusign, Inc.
(a)
6,429 426,050
InterDigital, Inc. 13,773 4,614,368
Microsoft Corp. 280,636 142,363,836
Pegasystems, Inc. 50,809 1,870,279
Total 152,205,207
Technology Hardware, Storage &
Peripherals 2.5%
Apple, Inc. 437,235 138,537,910
Sandisk Corp.
(a)
5,589 8,756,286
Total 147,294,196
Total Information Technology 608,340,330
Materials 2.2%
Chemicals 1.0%
Air Products & Chemicals, Inc. 26,072 8,068,241
Axalta Coating Systems Ltd.
(a)
6,821 248,421
CF Industries Holdings, Inc. 72,540 9,432,376
Linde PLC 48,696 23,840,588
LyondellBasell Industries NV, Class A 116,203 7,562,491

Portfolio of Investments
(continued)
Multi-Manager Value Strategies Fund, August 31, 2026 (Unaudited)
Multi-Manager Value Strategies Fund | 2026

Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
NewMarket Corp. 4,342 3,897,813
Solstice Advanced Materials, Inc. 81,359 5,157,347
Total 58,207,277
Construction Materials 0.1%
Eagle Materials, Inc. 16,226 3,152,063
Containers & Packaging 0.6%
Avery Dennison Corp. 56,596 9,853,929
Graphic Packaging Holding Co. 13,848 155,098
International Paper Co. 31,860 1,208,450
Packaging Corp. of America 68,682 16,067,467
Smurfit Westrock PLC 198,482 9,308,806
Sonoco Products Co. 212 11,692
Total 36,605,442
Metals & Mining 0.5%
Freeport-McMoRan, Inc. 69,635 5,274,155
Newmont Corp. 183,789 23,168,441
Total 28,442,596
Total Materials 126,407,378
Real Estate 0.6%
Health Care REITs 0.2%
Welltower, Inc. 42,214 9,972,635
Industrial REITs 0.1%
Prologis, Inc. 61,260 8,571,499
Residential REITs 0.2%
Vivmark Residential 141,300 9,204,282
Specialized REITs 0.1%
Public Storage 21,543 6,613,486
Total Real Estate 34,361,902
Utilities 1.7%
Electric Utilities 1.0%
American Electric Power Co., Inc. 103,979 12,730,149
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Entergy Corp. 200,371 21,301,441
NextEra Energy, Inc. 100,052 8,238,282
Southern Co. 200,602 17,652,976
Total 59,922,848
Independent Power and Renewable
Electricity Producers 0.1%
Talen Energy Corp.
(a)
16,870 4,989,471
Multi-Utilities 0.6%
Ameren Corp. 82,647 8,761,408
CMS Energy Corp. 90,467 6,157,184
DTE Energy Co. 39,831 5,402,279
WEC Energy Group, Inc. 106,495 11,306,574
Total 31,627,445
Total Utilities 96,539,764
Total Common Stocks
(Cost $ 3,004,308,829 ) 3,902,815,798
Exchange-Traded Funds 32 .3%
Equity Funds 32.3%
iShares Russell 1000 Value ETF 7,329,645 1,883,059,097
Total Exchange-Traded Funds
(Cost $ 1,780,260,873 ) 1,883,059,097
. Shares
.....
Value ($)
Money Market Funds 0 .6%
Columbia Short-Term Cash Fund, 3.871%
(b),(c)
36,202,339 36,184,238
1 1 1
Total Money Market Funds
(Cost $ 36,184,179 ) 36,184,238
Total Investments in Securities
(Cost $ 4,820,753,881 ) 5,822,059,133
Other Assets & Liabilities, Net 2,968,626
Net Assets 5,825,027,759
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at August 31, 2026.

Portfolio of Investments
(continued)
Multi-Manager Value Strategies Fund, August 31, 2026 (Unaudited)
Multi-Manager Value Strategies Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
143,779,449
443,540,001
(551,138,893)
3,681
36,184,238
—
(2,632)
405,181
36,202,339
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt

1QT116_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.